UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund (JTP)
October 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 136.7% (99.0% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES – 0.7% (0.5% of Total Investments)
	Banks – 0.7%
3,270	Wells Fargo & Company	7.500%		BBB	$ 3,937,080
	Total Convertible Preferred Securities (cost $3,780,261)				3,937,080

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 48.5% (35.2% of Total Investments)
	Banks – 9.8%
32,500	AgriBank FCB, (3)	6.875%		BBB+	$ 3,335,313
18,000	Bank of America Corporation	6.375%		BB	454,140
989	Barclays Bank PLC	7.100%		BB+	25,299
2,100	Barclays Bank PLC	6.625%		BB+	53,235
150,514	Citigroup Capital XIII	7.875%		BBB-	4,006,683
185,000	Citigroup Inc.	6.875%		BB+	4,950,600
350	Citigroup Inc.	5.800%		BB+	8,470
62,000	City National Corporation	5.500%		Baa3	1,396,860
26,000	Fifth Third Bancorp.	6.625%		BB+	705,380
144,700	First Naigara Finance Group	8.625%		BB	4,037,130
100,000	FirstMerit Corporation	5.875%		Baa3	2,394,000
35,000	General Electric Capital Corporation	4.875%		AA+	865,200
50,000	General Electric Capital Corporation	4.875%		AA+	1,242,500
9,000	General Electric Capital Corporation	4.700%		AA+	215,190
18,400	HSBC Holdings PLC	8.000%		BBB+	493,120
11,863	HSBC Holdings PLC	6.200%		Baa2	302,862
150,000	HSBC USA Inc.	2.858%		BBB+	7,479,000
47,500	JPMorgan Chase Capital Trust XXIX	6.700%		Baa2	1,221,700
81,008	Merrill Lynch Preferred Capital Trust V	7.280%		Ba1	2,085,146
742,900	PNC Financial Services	6.125%		BBB-	20,236,595
25,950	Royal Bank of Scotland Group PLC	5.750%		B+	609,047
91,051	Wells Fargo & Company	5.850%		BBB	2,363,684
	Total Banks				58,481,154
	Capital Markets – 3.0%
25,200	Affiliated Managers Group Inc.	5.250%		BBB	643,104
515,646	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	13,360,388
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A-	112,500
43,925	Morgan Stanley Capital Trust IV	6.250%		Ba1	1,120,088
37,000	State Street Corporation	5.900%		BBB	965,700
72,700	State Street Corporation	5.250%		BBB	1,774,607
	Total Capital Markets				17,976,387
	Diversified Financial Services – 2.8%
36,800	ING Groep N.V.	7.375%		Ba1	938,400
625,776	ING Groep N.V.	7.200%		Ba1	16,019,866
	Total Diversified Financial Services				16,958,266
	Diversified Telecommunication Services – 3.1%
143,506	Qwest Corporation	7.500%		BBB-	3,831,610
47,803	Qwest Corporation	7.375%		BBB-	1,261,043
101,300	Qwest Corporation	7.000%		BBB-	2,598,345
67,900	Qwest Corporation	7.000%		BBB-	1,747,067
77,156	Qwest Corporation	6.875%		BBB-	1,972,879
155,600	Qwest Corporation	6.125%		BBB-	3,662,824
144,342	Verizon Communications Inc.	5.900%		A-	3,738,458
	Total Diversified Telecommunication Services				18,812,226
	Electric Utilities – 3.7%
178,000	Alabama Power Company, (3)	6.450%		A3	4,755,946
91,819	Duke Energy Capital Trust II	5.125%		Baa1	2,228,447
14,903	Entergy Arkansas Inc.	5.750%		A-	379,132
22,668	Entergy Arkansas Inc.	4.750%		A-	514,564
15,000	Entergy Louisiana LLC	5.250%		A2	375,000
92,100	Integrys Energy Group Inc.	6.000%		Baa1	2,405,652
64,800	Interstate Power and Light Company	5.100%		BBB	1,626,480
250,999	NextEra Energy Inc.	5.125%		BBB	5,690,147
185,974	NextEra Energy Inc.	5.000%		BBB	4,145,360
5,102	PPL Capital Funding, Inc.	5.900%		BB+	124,234
	Total Electric Utilities				22,244,962
	Food Products - 0.5%
28,100	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	3,053,242
	Insurance – 12.2%
795,723	Aegon N.V.	6.375%		Baa1	20,314,807
248,300	Aflac Inc.	5.500%		BBB+	6,157,840
93,814	Allstate Corporation	6.625%		BBB-	2,471,061
5,569	Allstate Corporation	6.250%		BBB-	146,131
6,700	Allstate Corporation	5.625%		BBB-	167,500
147,000	Allstate Corporation	5.100%		Baa1	3,613,260
57,100	American Financial Group	6.250%		Baa2	1,414,367
64,043	Arch Capital Group Limited	6.750%		BBB	1,712,510
10,965	Aspen Insurance Holdings Limited	7.250%		BBB-	290,244
156,458	Aspen Insurance Holdings Limited	5.950%		BBB-	4,047,568
226,594	Axis Capital Holdings Limited	6.875%		BBB	6,038,730
165,100	Axis Capital Holdings Limited	5.500%		BBB	3,830,320
231,787	Delphi Financial Group, Inc., (3)	7.376%		BBB-	5,758,470
125,430	Hartford Financial Services Group Inc.	7.875%		BB+	3,798,020
46,984	PartnerRe Limited	5.875%		BBB+	1,172,251
166,360	Prudential PLC	6.750%		A-	4,300,406
104,100	Reinsurance Group of America Inc.	6.200%		BBB	2,907,513
4,000	RenaissanceRe Holdings Limited	5.375%		BBB+	91,960
86,839	Torchmark Corporation	5.875%		BBB+	2,177,922
126,900	W.R. Berkley Corporation	5.625%		BBB-	3,059,559
	Total Insurance				73,470,439
	Machinery - 1.0%
244,403	Stanley Black and Decker, Inc.	5.750%		BBB+	6,176,064
	Media - 0.7%
163,689	Comcast Corporation	5.000%		A-	4,162,611
	Multi-Utilities - 0.7%
150,800	DTE Energy Company	6.500%		Baa1	4,048,980
5,083	Scana Corporation	7.700%		BBB-	129,108
	Total Multi-Utilities				4,178,088
	Real Estate Investment Trust - 9.6%
150,000	DDR Corporation	6.250%		Baa3	3,745,500
1,952	Digital Realty Trust Inc.	7.375%		Baa3	52,138
2,530	Digital Realty Trust Inc.	7.000%		Baa3	65,502
32,987	Digital Realty Trust Inc.	5.875%		Baa3	755,402
69,874	Duke Realty Corporation, Series L	6.600%		Baa3	1,768,511
19,843	Health Care REIT, Inc.	6.500%		Baa3	516,116
145,700	Hospitality Properties Trust	7.125%		Baa3	3,842,109
4,634	Kimco Realty Corporation	6.900%		Baa2	122,106
102,200	Kimco Realty Corporation	5.625%		Baa2	2,437,470
3,883	Kimco Realty Corporation	5.500%		Baa2	91,833
55,924	National Retail Properties Inc.	6.625%		Baa2	1,452,346
12,235	PS Business Parks, Inc.	6.875%		Baa2	315,663
112,407	PS Business Parks, Inc.	6.450%		Baa2	2,919,210
199,493	PS Business Parks, Inc.	6.000%		Baa2	4,997,300
7,720	PS Business Parks, Inc.	5.700%		Baa2	182,115
220,328	Public Storage, Inc.	5.900%		A	5,534,639
2,351	Public Storage, Inc.	6.500%		A	61,714
22,656	Public Storage, Inc.	6.350%		A	587,244
104,063	Public Storage, Inc., (4)	5.750%		A	2,596,372
9,000	Public Storage, Inc.	5.625%		A	218,880
235,318	Public Storage, Inc.	5.200%		A	5,407,608
268,800	Realty Income Corporation	6.625%		Baa2	7,249,536
128,400	Regency Centers Corporation	6.625%		Baa3	3,306,300
132,139	Senior Housing Properties Trust	5.625%		BBB-	3,109,231
74,186	Ventas Realty LP	5.450%		BBB+	1,827,201
109,700	Vornado Realty Trust	5.700%		BBB-	2,697,523
68,822	Weingarten Realty Trust	6.500%		Baa3	1,738,444
	Total Real Estate Investment Trust				57,598,013
	U.S. Agency - 1.2%
65	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	6,924,535
	Wireless Telecommunication Services - 0.2%
18,300	Telephone and Data Systems Inc.	7.000%		Baa3	466,650
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	705,320
	Total Wireless Telecommunication Services				1,171,970
	Total $25 Par (or similar) Retail Preferred (cost $282,011,942)				291,207,957

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 8.0% (5.8% of Total Investments)
	Banks – 2.0%
$ 10,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	$ 10,536,000
1,200	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	1,212,000
11,200	Total Banks				11,748,000
	Capital Markets - 2.1%
6,000	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	6,615,000
300	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	339,000
6,300	State Street Capital Trust IV, (4)	1.235%	6/01/77	A3	5,370,750
12,600	Total Capital Markets				12,324,750
	Construction & Engineering – 0.4%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	2,677,400
	Insurance – 3.0%
1,900	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	2,503,299
5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	BBB	7,008,405
900	AXA, Reg S	5.500%	12/31/49	A3	924,750
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	1,321,566
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,978,375
2,500	Prudential PLC, Reg S	11.750%	12/23/49	A-	2,534,375
1,870	Prudential PLC, Reg S	5.250%	3/23/63	A-	1,895,713
14,970	Total Insurance				18,166,483
	Multi-Utilities – 0.2%
1,000	Wisconsin Energy Corporation, (5)	6.250%	5/15/67	A3	1,017,500
	Oil, Gas & Consumable Fuels – 0.3%
1,900	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	1,876,250
$ 44,170	Total Corporate Bonds (cost $44,011,211)				47,810,383

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 78.3% (56.7% of Total Investments)
	Banks – 34.3%
27,600	Bank of America Corporation	8.000%	N/A (6)	BB	$ 29,704,499
200	Bank One Capital III	8.750%	9/01/30	Baa2	281,571
400	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB-	443,000
6,917	Barclays PLC	7.434%	N/A (6)	BB+	6,619,569
7,000	Barclays PLC	8.250%	N/A (6)	BB+	7,227,500
2,600	Citigroup Capital III	7.625%	12/01/36	BBB-	3,238,981
2,750	Citigroup Inc.	5.950%	N/A (6)	BB+	2,732,813
4,000	Citigroup Inc.	8.400%	N/A (6)	BB+	4,437,752
3,800	CoreStates Capital Trust III, Series 144A	0.804%	2/15/27	A3	3,306,000
1,500	Credit Agricole SA, 144A	7.875%	N/A (6)	BB+	1,548,300
985	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	861,875
400	First Empire Capital Trust I	8.234%	2/01/27	Baa2	404,672
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,412,500
24,400	General Electric Capital Corporation	7.125%	N/A (6)	A+	28,425,999
1,515	Groupe BCPE	3.300%	N/A (6)	BBB-	1,333,200
16,950	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	25,297,874
4,200	HSBC Financial Capital Trust IX, (5)	5.911%	11/30/35	Baa2	4,294,500
3,200	JPMorgan Chase & Company	6.000%	N/A (6)	BBB-	3,172,000
1,300	JPMorgan Chase & Company	5.150%	N/A (6)	BBB-	1,231,750
4,300	JPMorgan Chase Capital XXIII	1.232%	5/15/77	Baa2	3,483,000
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	2,442,464
3,218	Lloyd’s Banking Group PLC	7.500%	N/A (6)	BB	3,346,720
2,900	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	Ba2	3,124,750
2,300	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (6)	Ba2	2,461,000
1,800	M&T Bank Corporation	6.375%	N/A (6)	Baa2	1,784,813
14,000	M&T Bank Corporation	6.875%	N/A (6)	BBB-	14,247,688
7,500	National Australia Bank	8.000%	N/A (6)	Baa1	8,161,875
7,100	PNC Financial Services Inc.	6.750%	N/A (6)	BBB-	7,749,650
4,300	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB-	5,057,875
5,900	Societe Generale, Reg S	8.750%	N/A (6)	BB+	6,047,500
2,000	Societe Generale, 144A	7.875%	N/A (6)	BB+	2,000,000
450	Societe Generale, 144A	0.981%	N/A (6)	BB+	405,000
2,700	Societe Generale, Reg S	7.875%	N/A (6)	BB+	2,700,000
5,050	Standard Chartered PLC, 144A	7.014%	N/A (6)	Baa2	5,643,375
8,025	Wells Fargo & Company	7.980%	N/A (6)	BBB	8,845,051
	Total Banks				205,475,116
	Capital Markets – 4.4%
5,600	Charles Schwab Corporation	7.000%	N/A (6)	BBB	6,527,528
7,500	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB+	7,971,000
500	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	533,750
8,000	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (6)	BBB-	7,840,000
2,500	Goldman Sachs Group Inc.	5.700%	N/A (6)	BB+	2,556,250
800	Macquarie PMI LLC	8.375%	N/A (6)	Ba1	836,000
150	Morgan Stanley	5.450%	N/A (6)	BB	150,703
	Total Capital Markets				26,415,231
	Consumer Finance – 0.2%
1,100	American Express Company	6.800%	9/01/66	Baa2	1,165,890
	Diversified Financial Services – 1.9%
1,100	ING US Inc.	5.650%	5/15/53	Ba1	1,100,000
7,893	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa1	10,300,365
	Total Diversified Financial Services				11,400,365
	Electric Utilities – 1.8%
6,600	Electricite de France, 144A	5.250%	N/A (6)	A3	6,847,500
2,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	2,436,000
1,500	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	1,520,625
	Total Electric Utilities				10,804,125
	Insurance – 27.1%
698	Ace Capital Trust II	9.700%	4/01/30	A-	1,026,060
4,200	AG Insurance SA/NV, Reg S	6.750%	N/A (6)	BBB+	4,496,100
2,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	3,425,500
1,700	Allstate Corporation	5.750%	8/15/53	Baa1	1,808,375
3,600	American International Group, Inc.	8.175%	5/15/58	BBB	4,887,000
4,000	AXA SA	8.600%	12/15/30	A3	5,385,000
4,880	AXA SA, 144A	6.380%	N/A (6)	Baa1	5,261,274
8,395	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	8,604,875
3,250	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	3,802,500
1,300	Dai-Ichi Mutual Life, 144A	5.100%	N/A (6)	A3	1,333,800
5,500	Great West Life & Annuity Capital I, 144A, (5)	6.625%	11/15/34	A-	6,109,527
3,800	Great West Life & Annuity Insurance Capital LP II, 144A, (5)	7.153%	5/16/46	A-	3,933,000
6,700	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	6,968,000
7,060	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	8,260,200
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,543,750
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	8,048,250
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	858,000
12,650	National Financial Services Inc.	6.750%	5/15/67	Baa2	13,156,000
4,100	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A2	4,274,250
2,225	Oil Insurance Limited, 144A	3.220%	N/A (6)	Baa1	2,060,170
16,900	Prudential Financial Inc.	5.625%	6/15/43	BBB+	17,533,750
1,125	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,192,500
7,100	Prudential PLC, Reg S	6.500%	N/A (6)	A-	7,153,250
15,075	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	16,356,375
10,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	10,525,000
2,500	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	2,793,750
4,200	XLIT Limited	3.687%	N/A (6)	BBB-	3,501,750
6,970	ZFS Finance USA Trust V, 144A, (5)	6.500%	5/09/67	A	7,492,750
	Total Insurance				162,790,756
	Machinery – 0.3
1,500	Stanley Black and Decker Inc.	5.750%	12/15/53	BBB+	1,616,250
	Multi-Utilities – 0.7%
2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,437,303
2,000	Dominion Resources Inc.	2.540%	9/30/66	BBB	1,879,502
	Total Multi-Utilities				4,316,805
	Real Estate Investment Trust – 0.2%
950	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	1,009,632
	Road & Rail – 2.0%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,169,948
	Specialty Retail – 1.2%
2,800	Swiss Re Capital I, Reg S	6.854%	N/A (6)	A	2,940,000
4,000	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	4,200,000
	Total Specialty Retail				7,140,000
	Thrifts & Mortgage Finance - 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	N/A (6)	BBB-	2,020,000
	U.S. Agency – 0.7%
3	Farm Credit Bank of Texas	10.000%	N/A (6)	Baa1	4,395,563
	Wireless Telecommunication Services – 3.2%
15	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	19,138,750
	Total $1,000 Par (or similar) Institutional Preferred (cost $428,816,540)				469,858,431

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES - 1.2% (0.8% of Total Investments)
252,950	Blackrock Credit Allocation Income Trust IV				$ 3,424,943
198,566	John Hancock Preferred Income Fund III				3,524,547
	Total Investment Companies (cost $9,446,348)				6,949,490
	Total Long-Term Investments (cost $768,066,302)				819,763,341

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 1.4% (1.0% of Total Investments)
$ 8,610	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $8,610,389, collateralized by $8,810,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $8,787,153	0.000%	11/03/14		$ 8,610,389
	Total Short-Term Investments (cost $8,610,389)				8,610,389
	Total Investments (cost $776,676,691) - 138.1%				828,373,730
	Borrowings - (39.0)% (8), (9)				(234,000,000)
	Other Assets Less Liabilities - 0.9% (10)				5,505,602
	Net Assets Applicable to Common Shares - 100%				$ 599,879,332

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$ 67,587,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 456,965
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	841,695
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR-BBA	2.064	Monthly	3/21/11	3/21/16	(931,849)
	$ 173,892,750							$ 366,811

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$3,937,080	$–	$–	$3,937,080
$25 Par (or similar) Retail Preferred	267,380,451	23,827,506	–	291,207,957
Corporate Bonds	–	47,810,383	–	47,810,383
$1,000 Par (or similar) Institutional Preferred	–	469,858,431	–	469,858,431
Investment Companies	6,949,490	–	–	6,949,490
Short-Term Investments:
Repurchase Agreements	–	8,610,389	–	8,610,389
Investments in Derivatives:
Interest Rate Swaps*	–	366,811	–	366,811
Total	$278,267,021	$550,473,520	$–	$828,740,541
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $783,325,900.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 59,028,289
Depreciation	(13,980,459)

Net unrealized appreciation (depreciation) of investments	$ 45,047,830

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $21,222,800.
(6)	Perpetual security. Maturity date is not applicable.
(7)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.2%.
(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $481,868,483 have been pledged as collateral for Borrowings.

(10)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.
REIT	Real Estate Investment Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  December 30, 2014